Consolidated statements of comprehensive income - EUR (€) € in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2020	Sep. 30, 2019	Sep. 30, 2020	Sep. 30, 2019
Consolidated statements of comprehensive income
Net income	€ 419,746	€ 391,561	€ 1,197,031	€ 1,033,956
Components that will not be reclassified to profit or loss:
Equity method investees - share of OCI	2,107		53,411
FVOCI equity investments	500		19,329
Actuarial gain (loss) on defined benefit pension plans	(24,617)		(19,417)
Income tax (expense) benefit related to components of other comprehensive income not reclassified	7,505		2,793
Total	(14,505)		56,116
Components that may be reclassified subsequently to profit or loss:
Gain (loss) related to foreign currency translation	(637,272)	524,334	(809,871)	654,764
FVOCI debt securities	(595)		30,810
Gain (loss) related to cash flow hedges	(3,435)	409	3,183	(12,316)
Cost of hedging	2,203	(302)	2,416	(1,064)
Income tax (expense) benefit related to components of other comprehensive income that may be reclassified	341	(55)	(6,962)	3,114
Total	(638,758)	524,386	(780,424)	644,498
Other comprehensive income (loss), net of tax	(653,263)	524,386	(724,308)	644,498
Total comprehensive income	(233,517)	915,947	472,723	1,678,454
Comprehensive income attributable to noncontrolling interests	14,526	107,830	159,144	231,404
Comprehensive income (loss) attributable to shareholders of FMC-AG & Co. KGaA	€ (248,043)	€ 808,117	€ 313,579	€ 1,447,050